Distribution Date:	02/17/23	Benchmark 2018-B8 Mortgage Trust
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-B8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Certificateholder	Barings LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162UAS9	3.314500%	9,994,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162UAT7	4.148500%	102,721,000.00	47,718,802.78	193,421.76	164,967.88	0.00	0.00	358,389.64	47,525,381.02	31.99%	30.00%
A-3	08162UAU4	3.982300%	4,487,000.00	4,487,000.00	0.00	14,890.48	0.00	0.00	14,890.48	4,487,000.00	31.99%	30.00%
A-4	08162UAV2	3.962800%	115,000,000.00	115,000,000.00	0.00	379,768.33	0.00	0.00	379,768.33	115,000,000.00	31.99%	30.00%
A-5	08162UAW0	4.231700%	478,261,000.00	478,261,000.00	0.00	1,686,547.56	0.00	0.00	1,686,547.56	478,261,000.00	31.99%	30.00%
A-SB	08162UAX8	4.128200%	23,849,000.00	23,849,000.00	0.00	82,044.53	0.00	0.00	82,044.53	23,849,000.00	31.99%	30.00%
A-S	08162UBA7	4.532400%	102,279,000.00	102,279,000.00	0.00	386,307.78	0.00	0.00	386,307.78	102,279,000.00	21.59%	20.25%
B	08162UBB5	4.733400%	51,140,000.00	51,140,000.00	0.00	201,721.73	0.00	0.00	201,721.73	51,140,000.00	16.39%	15.38%
C	08162UBC3	4.847620%	41,961,000.00	41,961,000.00	0.00	169,509.14	0.00	0.00	169,509.14	41,961,000.00	12.13%	11.37%
D	08162UAC4	3.000000%	23,000,000.00	23,000,000.00	0.00	57,500.00	0.00	0.00	57,500.00	23,000,000.00	9.79%	9.18%
E-RR	08162UAE0	4.847620%	22,894,000.00	22,894,000.00	0.00	92,484.50	0.00	0.00	92,484.50	22,894,000.00	7.46%	7.00%
F-RR	08162UAG5	4.847620%	22,292,000.00	22,292,000.00	0.00	90,052.62	0.00	0.00	90,052.62	22,292,000.00	5.20%	4.87%
G-RR	08162UAJ9	4.847620%	10,490,000.00	10,490,000.00	0.00	42,376.28	0.00	0.00	42,376.28	10,490,000.00	4.13%	3.88%
NR-RR*	08162UAL4	4.847620%	40,649,462.00	40,649,462.00	0.00	163,742.08	0.00	0.00	163,742.08	40,649,462.00	0.00%	0.00%
S	08162UAN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162UAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,049,017,462.00	984,021,264.78	193,421.76	3,531,912.91	0.00	0.00	3,725,334.67	983,827,843.02

X-A	08162UAY6	0.625933%	836,591,000.00	771,594,802.78	0.00	402,471.89	0.00	0.00	402,471.89	771,401,381.02
X-B	08162UAZ3	0.114220%	51,140,000.00	51,140,000.00	0.00	4,867.66	0.00	0.00	4,867.66	51,140,000.00
X-D	08162UAA8	1.847620%	23,000,000.00	23,000,000.00	0.00	35,412.71	0.00	0.00	35,412.71	23,000,000.00
Notional SubTotal			910,731,000.00	845,734,802.78	0.00	442,752.26	0.00	0.00	442,752.26	845,541,381.02

Deal Distribution Total					193,421.76	3,974,665.17	0.00	0.00	4,168,086.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162UAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162UAT7	464.54768528	1.88298167	1.60598008	0.00000000	0.00000000	0.00000000	0.00000000	3.48896175	462.66470361
A-3	08162UAU4	1,000.00000000	0.00000000	3.31858257	0.00000000	0.00000000	0.00000000	0.00000000	3.31858257	1,000.00000000
A-4	08162UAV2	1,000.00000000	0.00000000	3.30233330	0.00000000	0.00000000	0.00000000	0.00000000	3.30233330	1,000.00000000
A-5	08162UAW0	1,000.00000000	0.00000000	3.52641666	0.00000000	0.00000000	0.00000000	0.00000000	3.52641666	1,000.00000000
A-SB	08162UAX8	1,000.00000000	0.00000000	3.44016646	0.00000000	0.00000000	0.00000000	0.00000000	3.44016646	1,000.00000000
A-S	08162UBA7	1,000.00000000	0.00000000	3.77699997	0.00000000	0.00000000	0.00000000	0.00000000	3.77699997	1,000.00000000
B	08162UBB5	1,000.00000000	0.00000000	3.94450000	0.00000000	0.00000000	0.00000000	0.00000000	3.94450000	1,000.00000000
C	08162UBC3	1,000.00000000	0.00000000	4.03968304	0.00000000	0.00000000	0.00000000	0.00000000	4.03968304	1,000.00000000
D	08162UAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	08162UAE0	1,000.00000000	0.00000000	4.03968289	0.00000000	0.00000000	0.00000000	0.00000000	4.03968289	1,000.00000000
F-RR	08162UAG5	1,000.00000000	0.00000000	4.03968329	0.00000000	0.00000000	0.00000000	0.00000000	4.03968329	1,000.00000000
G-RR	08162UAJ9	1,000.00000000	0.00000000	4.03968351	0.00000000	0.00000000	0.00000000	0.00000000	4.03968351	1,000.00000000
NR-RR	08162UAL4	1,000.00000000	0.00000000	4.02814876	0.01153422	0.62563952	0.00000000	0.00000000	4.02814876	1,000.00000000
S	08162UAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162UAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162UAY6	922.30827582	0.00000000	0.48108561	0.00000000	0.00000000	0.00000000	0.00000000	0.48108561	922.07707353
X-B	08162UAZ3	1,000.00000000	0.00000000	0.09518303	0.00000000	0.00000000	0.00000000	0.00000000	0.09518303	1,000.00000000
X-D	08162UAA8	1,000.00000000	0.00000000	1.53968304	0.00000000	0.00000000	0.00000000	0.00000000	1.53968304	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/23 - 01/30/23	30	0.00	164,967.88	0.00	164,967.88	0.00	0.00	0.00	164,967.88	0.00
A-3	01/01/23 - 01/30/23	30	0.00	14,890.48	0.00	14,890.48	0.00	0.00	0.00	14,890.48	0.00
A-4	01/01/23 - 01/30/23	30	0.00	379,768.33	0.00	379,768.33	0.00	0.00	0.00	379,768.33	0.00
A-5	01/01/23 - 01/30/23	30	0.00	1,686,547.56	0.00	1,686,547.56	0.00	0.00	0.00	1,686,547.56	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	82,044.53	0.00	82,044.53	0.00	0.00	0.00	82,044.53	0.00
X-A	01/01/23 - 01/30/23	30	0.00	402,471.89	0.00	402,471.89	0.00	0.00	0.00	402,471.89	0.00
X-B	01/01/23 - 01/30/23	30	0.00	4,867.66	0.00	4,867.66	0.00	0.00	0.00	4,867.66	0.00
A-S	01/01/23 - 01/30/23	30	0.00	386,307.78	0.00	386,307.78	0.00	0.00	0.00	386,307.78	0.00
B	01/01/23 - 01/30/23	30	0.00	201,721.73	0.00	201,721.73	0.00	0.00	0.00	201,721.73	0.00
C	01/01/23 - 01/30/23	30	0.00	169,509.14	0.00	169,509.14	0.00	0.00	0.00	169,509.14	0.00
X-D	01/01/23 - 01/30/23	30	0.00	35,412.71	0.00	35,412.71	0.00	0.00	0.00	35,412.71	0.00
D	01/01/23 - 01/30/23	30	0.00	57,500.00	0.00	57,500.00	0.00	0.00	0.00	57,500.00	0.00
E-RR	01/01/23 - 01/30/23	30	0.00	92,484.50	0.00	92,484.50	0.00	0.00	0.00	92,484.50	0.00
F-RR	01/01/23 - 01/30/23	30	0.00	90,052.62	0.00	90,052.62	0.00	0.00	0.00	90,052.62	0.00
G-RR	01/01/23 - 01/30/23	30	0.00	42,376.28	0.00	42,376.28	0.00	0.00	0.00	42,376.28	0.00
NR-RR	01/01/23 - 01/30/23	30	24,862.61	164,210.94	0.00	164,210.94	468.86	0.00	0.00	163,742.08	25,431.91
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			24,862.61	3,975,134.03	0.00	3,975,134.03	468.86	0.00	0.00	3,974,665.17	25,431.91

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,168,086.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,123,240.49	Master Servicing Fee	7,314.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,660.31
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	423.68
ARD Interest	0.00	Operating Advisor Fee	1,948.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	254.21
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,123,240.49	Total Fees	15,601.98

Principal		Expenses/Reimbursements
Scheduled Principal	193,421.76	Reimbursement for Interest on Advances	468.89
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	193,421.76	Total Expenses/Reimbursements	468.89

		Interest Reserve Deposit	132,504.47

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,974,665.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	193,421.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,168,086.93
Total Funds Collected	4,316,662.25	Total Funds Distributed	4,316,662.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	984,021,265.70	984,021,265.70	Beginning Certificate Balance	984,021,264.78
(-) Scheduled Principal Collections	193,421.76	193,421.76	(-) Principal Distributions	193,421.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	983,827,843.94	983,827,843.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	984,043,959.62	984,043,959.62	Ending Certificate Balance	983,827,843.02
Ending Actual Collateral Balance	983,827,843.94	983,827,843.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP	Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP
	9,999,999 or less	8	54,529,976.06	5.54%	66	5.0249	1.858799	Less than 1.50	9	205,453,055.38	20.88%	68	4.8914	1.240648
10,000,000 to 19,999,999		14	194,524,998.75	19.77%	64	4.9713	1.854189	1.50 to 1.74	8	192,858,167.62	19.60%	69	5.2492	1.680773
20,000,000 to 24,999,999		4	86,995,000.00	8.84%	67	4.5934	2.398805	1.75 to 1.99	7	133,900,054.50	13.61%	67	4.6619	1.874037
25,000,000 to 49,999,999		12	421,529,010.24	42.85%	61	4.9652	2.277864	2.00 to 2.24	5	165,420,000.00	16.81%	70	4.8680	2.059914
	50,000,000 or greater	4	221,000,000.00	22.46%	68	4.6461	1.882715	2.25 and greater	13	280,947,707.55	28.56%	53	4.6756	3.118965
	Totals	43	983,827,843.94	100.00%	64	4.8660	2.088647	Totals	43	983,827,843.94	100.00%	64	4.8660	2.088647
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP
							Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP
Arizona	17	42,620,109.62	4.33%	59	4.8354	2.120289
							Industrial	9	63,342,953.02	6.44%	68	4.9365	1.753160
California	7	201,200,000.00	20.45%	68	4.8141	2.174930
							Lodging	5	152,963,613.05	15.55%	69	5.3014	2.238704
Connecticut	2	5,672,283.90	0.58%	68	4.9180	1.720000
							Mixed Use	1	7,293,959.73	0.74%	70	5.0800	2.010000
Florida	47	105,898,292.55	10.76%	61	4.8605	1.957585
							Office	106	443,300,637.23	45.06%	61	4.7025	2.276106
Georgia	3	45,344,091.81	4.61%	70	5.1192	2.366426
							Other	59	7,371,812.32	0.75%	5	5.3720	3.600000
Idaho	1	28,458,615.74	2.89%	69	4.8150	3.580000
							Retail	16	284,361,634.70	28.90%	68	4.8277	1.689388
Illinois	2	23,670,000.00	2.41%	69	5.0875	2.185188
							Self Storage	1	7,000,000.00	0.71%	68	4.7325	2.330000
Indiana	1	9,364,829.50	0.95%	68	4.9180	1.720000
							Totals	198	983,827,843.94	100.00%	64	4.8660	2.088647
Maryland	2	31,367,775.42	3.19%	69	5.0137	1.261724

Massachusetts	2	73,150,000.00	7.44%	69	4.5099	1.958729

Michigan	1	7,242,953.02	0.74%	70	5.0800	2.010000

Minnesota	20	5,068,833.12	0.52%	24	5.2325	3.022482

Missouri	3	69,230,872.48	7.04%	69	5.0139	1.588945

Nebraska	1	16,526,174.50	1.68%	70	5.0800	2.010000

New York	9	166,426,895.32	16.92%	58	4.7382	1.930316

North Carolina	1	14,634,960.62	1.49%	69	4.9400	1.570000

Ohio	1	6,895,717.68	0.70%	68	4.9180	1.720000

Pennsylvania	69	10,890,734.55	1.11%	5	5.3720	3.600000

Tennessee	1	13,912,698.50	1.41%	64	4.9400	1.780000

Texas	5	73,426,715.08	7.46%	70	4.9220	2.404962

Utah	1	9,604,856.00	0.98%	70	5.0240	1.780000

Wisconsin	1	5,027,200.63	0.51%	68	4.9180	1.720000

Totals	198	983,827,843.94	100.00%	64	4.8660	2.088647

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP	Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP
	3.99999% or less	2	25,000,000.00	2.54%	62	3.8940	1.420000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	206,800,000.00	21.02%	58	4.1606	2.603830	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	15	349,674,910.18	35.54%	69	4.8779	2.056861	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	19	397,104,074.87	40.36%	63	5.2806	1.898222	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	983,827,843.94	100.00%	64	4.8660	2.088647	49 months or greater	42	978,578,985.05	99.47%	64	4.8646	2.091805
								Totals	43	983,827,843.94	100.00%	64	4.8660	2.088647
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP	Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP
	84 months or less	42	978,578,985.05	99.47%	64	4.8646	2.091805	Interest Only	25	702,424,300.00	71.40%	62	4.7793	2.193807
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	17	276,154,685.05	28.07%	68	5.0815	1.832352
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	983,827,843.94	100.00%	64	4.8660	2.088647	Totals	43	983,827,843.94	100.00%	64	4.8660	2.088647
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,248,858.89	0.53%	70	5.1200	NAP			No outstanding loans in this group
Underwriter's Information		5	126,100,000.00	12.82%	34	4.8555	2.832609
	12 months or less	37	852,478,985.05	86.65%	68	4.8659	1.982224
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	983,827,843.94	100.00%	64	4.8660	2.088647
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	30315513	RT	Riverdale	UT	Actual/360	5.024%	41,611.42	13,563.24	0.00	N/A	12/06/28	--	9,618,419.24	9,604,856.00	02/06/23
35	30315514	RT	Los Angeles	CA	Actual/360	5.390%	32,721.79	0.00	0.00	N/A	12/06/28	--	7,050,000.00	7,050,000.00	02/06/23
36	30315515	SS	Upland	CA	Actual/360	4.732%	28,526.46	0.00	0.00	N/A	10/06/28	--	7,000,000.00	7,000,000.00	02/06/23
37	30315516	RT	Huntley	IL	Actual/360	5.081%	29,183.29	0.00	0.00	N/A	11/06/28	--	6,670,000.00	6,670,000.00	02/06/23
38	30315517	RT	Houston	TX	Actual/360	5.310%	28,882.05	7,253.13	0.00	N/A	12/06/28	--	6,316,468.21	6,309,215.08	02/06/23
39	30315518	RT	Suwanee	GA	Actual/360	5.150%	28,493.09	0.00	0.00	N/A	12/06/28	--	6,425,000.00	6,425,000.00	02/06/23
40	30315519	SS	Sterling	VA	Actual/360	5.120%	23,171.43	6,758.44	0.00	N/A	12/06/28	--	5,255,617.33	5,248,858.89	02/06/23
41	30315520	RT	Anthem	AZ	Actual/360	5.578%	22,458.31	4,715.95	0.00	N/A	11/01/25	--	4,675,620.93	4,670,904.98	02/01/23
1	30315458	RT	Aventura	FL	Actual/360	4.121%	212,931.25	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	02/01/23
2A-1-1	30315459	IN	Various	Various	Actual/360	4.918%	127,048.33	0.00	0.00	10/06/28	10/06/33	--	30,000,000.00	30,000,000.00	02/06/23
2A-3	30315464				Actual/360	4.918%	110,532.05	0.00	0.00	10/06/28	10/06/33	--	26,100,000.00	26,100,000.00	02/06/23
3	30315466	LO	Garden Grove	CA	Actual/360	5.140%	247,863.08	0.00	0.00	N/A	11/06/28	--	56,000,000.00	56,000,000.00	02/06/23
4A1A2	30315468	RT	Saint Louis	MO	Actual/360	4.997%	236,652.62	0.00	0.00	N/A	11/01/28	--	55,000,000.00	55,000,000.00	02/01/23
5A1	30315477	OF	Brookline	MA	Actual/360	4.337%	186,731.94	0.00	0.00	N/A	12/01/28	--	50,000,000.00	50,000,000.00	02/01/23
6	30501876	OF	Mountain View	CA	Actual/360	5.369%	225,386.15	0.00	0.00	N/A	12/06/28	--	48,750,000.00	48,750,000.00	02/06/23
7	30315479	OF	Melville	NY	Actual/360	5.060%	204,789.44	0.00	0.00	N/A	12/06/28	--	47,000,000.00	47,000,000.00	02/06/23
8A1	30315480	OF	Sunnyvale	CA	Actual/360	4.131%	142,289.52	0.00	0.00	N/A	10/06/28	--	40,000,000.00	40,000,000.00	02/06/23
8A3	30315481				Actual/360	4.131%	24,189.22	0.00	0.00	N/A	10/06/28	--	6,800,000.00	6,800,000.00	02/06/23
9A10B	30315483	Various Various		Various	Actual/360	5.372%	62,578.16	0.00	0.00	N/A	07/01/23	--	13,527,812.50	13,527,812.50	02/01/23
9A9B	30315482				Actual/360	5.372%	122,457.40	0.00	0.00	N/A	07/01/23	--	26,472,187.50	26,472,187.50	02/01/23
10A1	30315484	RT	New York	NY	Actual/360	4.965%	171,016.67	0.00	0.00	N/A	12/06/28	--	40,000,000.00	40,000,000.00	02/06/23
11	30315486	LO	Melbourne	FL	Actual/360	5.940%	188,188.25	43,240.60	0.00	N/A	11/06/28	--	36,791,447.60	36,748,207.00	02/06/23
12A1	30501893	Various Various		Various	Actual/360	5.080%	166,228.89	0.00	0.00	N/A	12/06/28	--	38,000,000.00	38,000,000.00	02/06/23
14	30315490	LO	Boise	ID	Actual/360	4.815%	118,171.21	42,128.38	0.00	N/A	11/06/28	--	28,500,744.12	28,458,615.74	02/06/23
15A3A	30315491	OF	Brooklyn	NY	Actual/360	4.050%	104,625.00	0.00	0.00	N/A	09/06/23	--	30,000,000.00	30,000,000.00	02/06/23
16A1	30315492	OF	Houston	TX	Actual/360	4.720%	121,933.33	0.00	0.00	N/A	11/06/28	--	30,000,000.00	30,000,000.00	02/06/23
18A2-2	30315495	OF	Sunnyvale	CA	Actual/360	3.894%	33,531.38	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	02/06/23
18A3-2	30315496				Actual/360	3.894%	50,297.07	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	02/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
19A2	30315497	OF	Needham	MA	Actual/360	4.883%	97,346.23	0.00	0.00	08/06/28	12/06/30	--	23,150,000.00	23,150,000.00	02/06/23
20	30315498	OF	Phoenix	AZ	Actual/360	4.615%	90,498.42	0.00	0.00	N/A	10/06/28	--	22,770,000.00	22,770,000.00	02/06/23
21	30315499	RT	Douglasville	GA	Actual/360	4.745%	86,111.86	0.00	0.00	N/A	12/06/28	--	21,075,000.00	21,075,000.00	02/06/23
22A2B	30315500	OF	New York	NY	Actual/360	4.073%	70,146.11	0.00	0.00	06/01/28	06/01/29	--	20,000,000.00	20,000,000.00	02/01/23
23	30315501	LO	Atlanta	GA	Actual/360	5.550%	85,388.87	22,802.37	0.00	N/A	11/06/28	--	17,866,894.18	17,844,091.81	02/06/23
24	30315502	OF	White Plains	NY	Actual/360	5.174%	77,590.60	0.00	0.00	N/A	12/01/28	--	17,415,000.00	17,415,000.00	02/01/23
25A1	30315503	OF	Arlington Heights	IL	Actual/360	5.090%	74,511.94	0.00	0.00	N/A	11/01/28	--	17,000,000.00	17,000,000.00	02/01/23
26	30315505	RT	Olney	MD	Actual/360	5.108%	69,483.10	0.00	0.00	N/A	11/06/28	--	15,796,800.00	15,796,800.00	02/06/23
27	30315506	RT	Asheville	NC	Actual/360	4.940%	62,328.29	17,112.65	0.00	N/A	11/06/28	--	14,652,073.27	14,634,960.62	02/06/23
28A-2A	30315507	LO	Nashville	TN	Actual/360	4.940%	59,271.14	20,702.96	0.00	N/A	06/01/28	--	13,933,401.46	13,912,698.50	02/01/23
29	30315508	RT	Trophy Club	TX	Actual/360	4.993%	63,418.03	0.00	0.00	N/A	12/01/28	--	14,750,000.00	14,750,000.00	02/01/23
30	30315509	OF	Glendale	AZ	Actual/360	4.806%	48,384.36	15,144.04	0.00	N/A	10/01/28	--	11,691,279.36	11,676,135.32	02/01/23
31	30315510	RT	Kemah	TX	Actual/360	5.078%	49,061.94	0.00	0.00	N/A	12/01/28	--	11,220,000.00	11,220,000.00	02/01/23
32	30315511	RT	Mansfield	TX	Actual/360	4.995%	47,948.18	0.00	0.00	N/A	12/01/28	--	11,147,500.00	11,147,500.00	02/01/23
33	30315512	OF	Menlo Park	CA	Actual/360	5.397%	49,262.62	0.00	0.00	N/A	11/06/28	--	10,600,000.00	10,600,000.00	02/06/23
Totals							4,123,240.49	193,421.76	0.00				984,021,265.70	983,827,843.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	137,907,617.00	143,622,399.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-1	12,534,295.77	12,654,690.89	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	12,534,295.77	12,654,690.89	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,261,800.00	7,175,459.57	01/01/22	09/30/22	10/11/22	0.00	0.00	0.00	0.00	0.00	0.00
4A1A2	19,236,777.00	18,706,840.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	8,315,990.45	8,371,311.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,123,266.41	4,618,771.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,483,104.02	2,856,069.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	35,835,342.00	36,931,914.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	35,835,342.00	36,931,914.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A10B	113,437,662.00	111,219,866.70	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A9B	113,437,662.00	111,219,866.70	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	4,685,364.35	4,819,598.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,725,931.38	5,160,091.10	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	0.00	7,964,249.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	6,277,900.34	7,277,348.33	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15A3A	24,958,768.00	45,923,235.33	01/01/22	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1	5,631,561.70	3,761,710.96	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18A2-2	18,904,096.00	19,312,757.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18A3-2	18,904,096.00	19,312,757.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	8,753,425.84	8,683,563.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,886,198.25	3,157,594.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,137,871.92	3,009,996.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2B	22,710,267.15	25,649,405.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,631,750.09	3,314,252.16	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,498,529.62	1,838,937.86	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25A1	3,491,857.80	3,674,065.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,467,424.04	668,420.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,576,495.31	1,567,514.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28A-2A	4,281,993.55	8,960,254.17	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,485,957.03	1,700,562.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,052,652.63	978,978.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,043,451.44	1,101,834.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,117,787.11	1,149,875.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,062,654.86	1,088,703.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,323,771.38	1,254,500.87	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	629,522.99	618,200.59	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	750,091.79	797,883.96	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	698,040.24	705,809.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	559,890.18	520,004.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	529,145.40	570,387.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	294,777.19	315,472.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	644,014,428.00	691,821,762.58				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.865959%	4.847548%	64
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866032%	4.847620%	65
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866105%	4.847691%	66
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	31,270,000.00	4.866188%	4.847772%	67
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.878780%	4.860474%	66
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.878856%	4.860549%	67
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.878923%	4.860614%	68
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.878990%	4.860678%	69
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	56,000,000.00	0	0.00	0	0.00	4.879065%	4.860752%	70
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.879131%	4.860816%	71
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.879206%	4.860889%	72
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.879271%	4.860952%	73
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		40,000,000	40,000,000	0		0
7 - 12 Months		30,000,000	30,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		4,670,905	4,670,905	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		909,156,939	909,156,939	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	983,827,844	983,827,844	0	0	0	0
Jan-23	984,021,266	984,021,266	0	0	0	0
Dec-22	984,213,819	984,213,819	0	0	0	0
Nov-22	984,427,333	984,427,333	0	0	0	0
Oct-22	1,015,888,061	1,015,888,061	0	0	0	0
Sep-22	1,016,099,816	1,016,099,816	0	0	0	0
Aug-22	1,016,288,736	1,016,288,736	0	0	0	0
Jul-22	1,016,476,806	1,016,476,806	0	0	0	0
Jun-22	1,016,686,002	1,016,686,002	0	0	0	0
May-22	1,016,872,288	1,016,872,288	0	0	0	0
Apr-22	1,017,079,763	1,017,079,763	0	0	0	0
Mar-22	1,017,264,279	1,017,264,279	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30315466	56,000,000.00	5.14002%	56,000,000.00	5.14002%	10	09/25/20	09/25/20	10/14/20
3	30315466	0.00	5.14002%	0.00	5.14002%	10	10/14/20	09/25/20	09/25/20
3	30315466	0.00	5.14002%	0.00	5.14002%	8	05/10/22	05/10/22	05/12/22
11	30315486	38,046,094.84	5.94000%	38,046,094.84	5.94000%	8	11/30/20	09/04/20	12/05/20
11	30315486	0.00	5.94000%	0.00	5.94000%	8	12/05/20	09/04/20	11/30/20
Totals		94,046,094.84		94,046,094.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	468.89	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	468.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			468.89

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the Benchmark 2018-B8 Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the RetentionCovenant. Investors should refer to the Certificate Administrator's website for all such information.

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